UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9651
                                   811-9735

Name of Fund:  BlackRock Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Focus Twenty Fund, Inc.


Schedule of Investments as of February 28, 2007

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                           $    1,626,584,880   Master Focus Twenty Trust                                       $      70,718,497

                                                Total Investments
                                                (Cost - $64,246,319)  - 100.2%                                         70,718,497
                                                Liabilities in Excess of Other Assets - (0.2%)                          (134,684)
                                                                                                                 ----------------
                                                Net Assets - 100.0%                                              $     70,583,813
                                                                                                                 ================


Master Focus Twenty Trust


Schedule of Investments as of February 28, 2007                                                                 (in U.S. dollars)

                                                    Shares
Country         Industry                              Held   Common Stocks                                              Value
India - 3.3%    IT Services - 3.3%                  42,600   Infosys Technologies Ltd. (f)                          $   2,311,476

                                                             Total Common Stocks in India                               2,311,476


United          Aerospace & Defense - 7.0%          37,700   Armor Holdings, Inc. (a)                                   2,401,113
States - 94.0%                                      83,300   BE Aerospace, Inc. (a)                                     2,514,827
                                                                                                                    -------------
                                                                                                                        4,915,940

                Capital Markets - 6.8%             132,500   The Charles Schwab Corp.                                   2,448,600
                                                    11,700   Goldman Sachs Group, Inc.                                  2,358,720
                                                                                                                    -------------
                                                                                                                        4,807,320

                Communications                      90,600   Cisco Systems, Inc. (a)                                    2,350,164
                Equipment - 6.9%                   120,900   Corning, Inc. (a)                                          2,494,167
                                                                                                                    -------------
                                                                                                                        4,844,331

                Construction &                      28,200   Jacobs Engineering Group, Inc. (a)                         2,547,588
                Engineering - 3.6%

                Diversified Consumer                69,000   Sotheby's Holdings, Inc. Class A                           2,508,840
                Services - 3.5%

                Electrical Equipment - 3.8%         50,800   Roper Industries, Inc.                                     2,698,496

                Energy Equipment &                  38,700   FMC Technologies, Inc. (a)                                 2,545,686
                Services - 10.9%                    57,700   Grant Prideco, Inc. (a)                                    2,504,757
                                                    38,500   National Oilwell Varco, Inc. (a)(d)                        2,681,140
                                                                                                                    -------------
                                                                                                                        7,731,583

                Health Care Equipment &             25,600   Intuitive Surgical, Inc. (a)                               2,844,160
                Supplies - 7.4%                     52,200   Varian Medical Systems, Inc. (a)                           2,398,590
                                                                                                                    -------------
                                                                                                                        5,242,750

                Health Care Technology - 3.8%       50,900   Cerner Corp. (a)                                           2,652,399

                Hotels, Restaurants &               49,500   International Game Technology                              2,041,875
                Leisure - 5.9%                      69,700   Starbucks Corp. (a)                                        2,153,730
                                                                                                                    -------------
                                                                                                                        4,195,605

                IT Services - 3.5%                  27,800   Cognizant Technology Solutions Corp. (a)                   2,507,560

                Internet Software &                 44,800   Akamai Technologies, Inc. (a)(d)                           2,310,336
                Services - 6.7%                      5,350   Google, Inc. Class A (a)                                   2,404,558
                                                                                                                    -------------
                                                                                                                        4,714,894

                Life Sciences Tools &               55,600   Thermo Fisher Scientific, Inc. (a)                         2,517,012
                Services - 3.6%

                Metals & Mining - 3.5%              24,400   Allegheny Technologies, Inc.                               2,499,780

                Semiconductors & Semiconductor      46,000   MEMC Electronic Materials, Inc. (a)                        2,372,220
                Equipment - 3.4%

                Software - 7.0%                    144,600   Activision, Inc. (a)                                       2,417,712
                                                    42,300   Factset Research Systems, Inc.                             2,574,378
                                                                                                                    -------------
                                                                                                                        4,992,090

                Textiles, Apparel & Luxury          52,600   Coach, Inc. (a)                                            2,482,720
                Goods - 6.7%                        49,600   Under Armour, Inc. Class A (a)(d)                          2,279,120
                                                                                                                    -------------
                                                                                                                        4,761,840

                                                             Total Common Stocks in the United States                  66,510,248

                                                             Total Common Stocks
                                                             (Cost - $62,289,981) - 97.3%                              68,821,724



                                                Beneficial
                                                  Interest   Short-Term Securities
                                             $   2,470,211   BlackRock Liquidity Series,
                                                             LLC Cash Sweep Series, 5.33% (b)(c)                        2,470,211
                                                 3,980,500   BlackRock Liquidity Series,
                                                             LLC Money Market Series, 5.33% (b)(c)(e)                   3,980,500

                                                             Total Short-Term Securities
                                                             (Cost - $6,450,711) - 9.1%                                 6,450,711

                                                             Total Investments (Cost - $68,740,692) - 106.4%           75,272,435



                                                 Number of
                                                 Contracts   Options Written
                Call Options Written - (0.4%)          509   Cerner Corp., expiring March 2007 at USD 52.5               (66,170)
                                                     1,209   Corning, Inc., expiring March 2007 at USD 22.5              (12,090)
                                                       256   Intuitive Surgical, Inc., expiring March 2007
                                                             at USD 105                                                 (176,640)
                                                       690   Sotheby's Holdings, Inc. Class A, expiring
                                                             April 2007 at USD 40                                        (55,200)

                                                             Total Options Written
                                                             (Premiums Received - $250,535) - (0.4%)                    (310,100)

                                                             Total Investments, Net of Options
                                                             Written (Cost - $68,490,157*) - 106.0%                    74,962,335
                                                             Liabilities in Excess of Other Assets - (6.0%)           (4,243,838)
                                                                                                                    -------------
                                                             Net Assets - 100.0%                                    $  70,718,497
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     68,490,157
                                                   ================
    Gross unrealized appreciation                  $      7,334,357
    Gross unrealized depreciation                         (862,179)
                                                   ----------------
    Net unrealized appreciation                    $      6,472,178
                                                   ================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


    Affiliate                                     Net              Interest
                                                Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $   (1,443,377)       $  18,931
    BlackRock Liquidity Series, LLC
      Money Market Series                   $   (4,464,900)       $   2,544


(c) Represents the current yield as of February 28, 2007.

(d) Security, or a portion of security, is on loan.

(e) Security was purchased with the cash proceeds from securities loans.

(f) Depository receipts.

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date:  April 23, 2007